LEASES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Right-of-use assets	$ 219,134	$ 284,379
Cost of sales [member]
Statement [Line Items]
Right-of-use assets	57,785	64,434
Distribution cost [Member]
Statement [Line Items]
Right-of-use assets	1,664	1,792
Administrative expenses [member]
Statement [Line Items]
Right-of-use assets	$ 8,006	$ 10,775